PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

At September 30, 2015 and 2014, property and equipment consisted of:

	Estimated
	Useful Life	2015	2014

Furniture and fixtures	5 years	$2,925	$2,925

Lab equipment	5 years	1,000	1,000

		3,925	3,925

Less - accumulated depreciation		3,925	3,925
		$-	$-